Lease Arrangements	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Lease Arrangements
10.	LEASE ARRANGEMENTS

a.	Right-of-use assets—2019

September 30, 2019
Carrying amounts

Buildings	$794,403

For the nine months ended September 30, 2019
Additions to right-of-use-assets	$882,670
Depreciation charge for right-of-use assets
Buildings	$201,411

b.	Lease liabilities—2019

September 30, 2019
Carrying amounts

Current	$194,437
Non-current	625,156

$819,593

Discount rate for lease liabilities was as follows:

September 30, 2019
Buildings	6.0%

c.	Material lease-in activities and terms
The Group leases office buildings with lease terms of 3 years. These arrangements do not contain renewal or purchase options at the end of the lease terms.
The office buildings leases across the Group contain extension options. These terms are used to maximize operational flexibility in terms of managing contracts. In cases in which the Group is not reasonably certain to use an optional extended lease term, payments associated with the optional period are not included within lease liabilities. If the payments associated with the optional period are included within lease liabilities, there will be an increase in lease liabilities of $687,351 as of September 30, 2019
.

d.	Other lease information
2019

For the nine months ended September 30, 2019
Expenses relating to short-term leases	$216,201

Expenses relating to low-value asset leases	$6,198

Total cash outflow for leases	$425,821

The Group leases certain office buildings which qualify as short-term leases and certain office equipment which qualify as low-value
asset leases. The Group has elected to apply the recognition exemption and, thus, did not recognize right-of-use
assets and lease liabilities for these leases.
All lease commitments with lease terms commencing after the balance sheet dates are as follows:

September 30, 2019
Lease commitments	$98,067

2018
The future minimum lease payments of
non-cancellable
operating lease commitments are as follows:

December 31, 2018
Not later than 1 year	$493,534
Later than 1 year and not later than 5 years	105,859

$599,393